UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011
                                               ------------------

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Summit Creek Advisors, LLC
Address:          120 S. 6th Street,
                  Ste. 2200
                  Minneapolis, MN 55402

Form 13F File Number: 28-11507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Nina Bieberdorf
Title:   Chief Operations Officer
Phone:   (612)746-8999

Signature, Place, and Date of Signing:

 /s/ Nina Bieberdorf                Minneapolis, MN             10/14/2011
 -------------------                ---------------             ----------
     [Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Russell Investment Company, Filing Number 28-01190

                              FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:          0

FORM 13F INFORMATION TABLE ENTRY TOTAL:     48

FORM 13F INFORMATION TABLE VALUE TOTAL:     59,993,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           Summit Creek Advisors, LLC
                                    FORM 13F
                                   30-Sep-11

             Column 1                Column 2     Column 3   Column 4   Column 5             Column 6 Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Voting Authority
                                                                                                                  ----------------
                                                              Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers  Sole   Shared  None
--------------                   --------------  -----      --------   -------   ---  ----  -------  --------  ----   ------  ----
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ADVENT SOFTWARE, INC             COM             007974108      988     47398    SH         Sole                47398      0     0
ADVISORY BOARD COMPANY           COM             00762W107     2697     41790    SH         Sole                41790      0     0
AMERIGON, INC.                   COM             03070L300     1466    115200    SH         Sole               115200      0     0
ANSYS, INC.                      COM             03662Q105     1732     35326    SH         Sole                35326      0     0
BALCHEM                          COM             057665200     1089     29200    SH         Sole                29200      0     0
BIO REFERENCE LABS, INC.         COM             09057G602     1858    100912    SH         Sole               100912      0     0
BJS RESTAURANTS, INC.            COM             09180C106     1168     26470    SH         Sole                26470      0     0
BLACKBOARD, INC.                 COM             091935502     1017     22776    SH         Sole                22776      0     0
BOTTOMLINE TECHNOLOGIES, INC.    COM             101388106     1481     73523    SH         Sole                73523      0     0
BRIDGEPOINT EDUCATION, INC.      COM             10807M105      570     32680    SH         Sole                32680      0     0
BUFFALO WILD WINGS               COM             119848109     1756     29370    SH         Sole                29370      0     0
CATALYST HEALTH SOLUTIONS, INC   COM             14888B103     2046     35462    SH         Sole                35462      0     0
CAVIUM, INC.                     COM             14964U108      837     31000    SH         Sole                31000      0     0
COMSCORE, INC.                   COM             20564W105      860     50992    SH         Sole                50992      0     0
CONCUR TECHNOLOGIES, INC.        COM             206708109      568     15260    SH         Sole                15260      0     0
COSTAR GROUP, INC.               COM             22160N109     1592     30640    SH         Sole                30640      0     0
DEALERTRACK HOLDINGS INC         COM             242309102     1568    100069    SH         Sole               100069      0     0
DRIL QUIP, INC.                  COM             262037104     1350     25050    SH         Sole                25050      0     0
EBIX, INC.                       COM             278715206      623     42370    SH         Sole                42370      0     0
ECHO GLOBAL LOGISTICS, INC.      COM             27875T101     1105     83100    SH         Sole                83100      0     0
ELLIE MAE INC.                   COM             28849P100      457     82230    SH         Sole                82230      0     0
EXLSERVICE HOLDINGS, INC.        COM             302081104     1631     74126    SH         Sole                74126      0     0
EZCORP, INC.                     COM             302301106     1683     58954    SH         Sole                58954      0     0
HIBBETT SPORTS, INC.             COM             428567101     1747     51540    SH         Sole                51540      0     0
HIGHER ONE, INC.                 COM             42983D104      872     53620    SH         Sole                53620      0     0
HITTITE MICROWAVE CORP.          COM             43365Y104     1118     22950    SH         Sole                22950      0     0
HMS HLDGS CORP.                  COM             40425J101     1886     77325    SH         Sole                77325      0     0
INTERACTIVE INTELLIGENCE, INC.   COM             45841V109     1265     46590    SH         Sole                46590      0     0
IPC THE HOSPITALIST COMPANY, I   COM             44984A105     1303     36509    SH         Sole                36509      0     0
K12, INC.                        COM             48273U102      917     36000    SH         Sole                36000      0     0
LIVEPERSON, INC.                 COM             538146101      737     74070    SH         Sole                74070      0     0
LKQ CORPORATION                  COM             501889208     2223     92020    SH         Sole                92020      0     0
LOGMEIN, INC.                    COM             54142L109     1340     40360    SH         Sole                40360      0     0
MISTRAS GROUP, INC.              COM             60649T107     1372     78105    SH         Sole                78105      0     0
MONRO MUFFLER, INC.              COM             610236101     1522     46175    SH         Sole                46175      0     0
MWI VETERINARY SUPPLY, INC.      COM             55402X105     2205     32035    SH         Sole                32035      0     0
NEOGEN CORP.                     COM             640491106      247      7100    SH         Sole                 7100      0     0
NIC, INC.                        COM             62914B100      959     83763    SH         Sole                83763      0     0
PEET'S COFFEE & TEA, INC.        COM             705560100     1425     25620    SH         Sole                25620      0     0
RIVERBED TECHNOLOGY, INC.        COM             768573107      728     36470    SH         Sole                36470      0     0
SCIQUEST, INC.                   COM             80908T101      742     49650    SH         Sole                49650      0     0
SHUTTERFLY, INC.                 COM             82568P304     1300     31560    SH         Sole                31560      0     0
SXC HEALTH SOLUTIONS CORP        COM             78505P100     1164     20900    SH         Sole                20900      0     0
SYNTEL, INC.                     COM             87162H103     1686     39030    SH         Sole                39030      0     0
TANGOE, INC.                     COM             87582Y108      473     41790    SH         Sole                41790      0     0
TEAVANA, INC.                    COM             87819P102      420     20660    SH         Sole                20660      0     0
TRANSCEND SERVICES, INC.         COM             893929208     1009     44759    SH         Sole                44759      0     0
ULTIMATE SOFTWARE GROUP, INC.    COM             90385D107     1191     25493    SH         Sole                25493      0     0